Intangible assets - Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Impairment losses	€ 227	€ 53	€ 75